Investments in Associates and Joint Ventures - Summary of Principal Associate Undertakings (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Significant Investments In Associates [Line Items]
Non-current assets	£ 124,558	£ 124,078
Current assets	12,807	13,612
Non-current liabilities	(54,820)	(59,257)
Current liabilities	(15,144)	(15,478)
ITC Ltd.
Disclosure Of Significant Investments In Associates [Line Items]
Non-current assets	3,889	3,399
Current assets	3,391	3,513
Non-current liabilities	(231)	(194)
Current liabilities	(1,061)	(858)
Net assets (liabilities)	5,988	5,860
Investments in associates and joint ventures	1,759	1,724
Associates and Joint Ventures | ITC Ltd.
Disclosure Of Significant Investments In Associates [Line Items]
Investments in associates and joint ventures	£ 1,759	£ 1,724